Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
11.	Commitments and Contingencies
Commitments
As of September 30, 2022, there were no material changes outside the ordinary course of business to the Company’s commitments, as
disclosed in the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2021.
Legal Proceedings
From time to time, the Company is subject to potential liability under laws and government regulations and various claims and legal actions that may be asserted against it that could have a material adverse effect on its business, reputation, results of operations or financial condition. Such litigation may include, but is not limited to, actions or claims relating to sensitive data, including its proprietary business information and intellectual property and that of its clients and personally identifiable information of its employees and contractors, cyber-attacks, data breaches and non-compliance
with its contractual or other legal obligations.
A liability and related charge are recorded to earnings in the Company’s consolidated financial statements for legal contingencies when the loss is considered probable and the amount can be reasonably estimated. The assessment is re-evaluated
each accounting period and is based on all available information, including discussion with outside legal counsel. If a reasonable estimate of a known or probable loss cannot be made, but a range of probable losses can be estimated, the low-end
of the range of losses is recognized if no amount within the range is a better estimate than any other. If a material loss is reasonably possible, but not probable and can be reasonably estimated, the estimated loss or range of loss is disclosed in the notes to the consolidated financial statements. The Company expenses legal fees as they are incurred.
In 2020 the Company became involved in certain litigation filed by a former contractor of the Company alleging various Labor Code violations by the Company. The former contractor has asserted claims on a class wide basis and seeks to represent all California contractors and California non-exempt
employees from July 2016 to the present. Based upon the Company’s investigation, the Company does not believe the plaintiff’s claims against the Company are valid. However, litigation is unpredictable and there can be no assurances the Company will obtain a favorable final outcome, or be able to avoid unfavorable preliminary or interim ruling. As of December 31, 2021, the Company was able to reasonably estimate the amount of loss, or range of losses, that could result from this matter and recorded an accrual for $200,000. During the nine months ended September 30, 2022 the Company estimated an increase in the amount of loss, resulting in an accrual balance of $250,000 as of September 30, 2022.
As of September 30, 2022, and December 31, 2021, the Company had accrued $1,245,000 and $1,332,000 respectively related to various pending claims and legal actions. The Company does not believe that a material loss in excess of accrued amounts is reasonably possible.

12. Commitments and Contingencies
Operating Leases
Office leases
The Company leases offices under
non-cancelable
operating leases with various expiration dates through June 2029. Total rental expense for office operating lease agreements was $3,915,000 and $5,694,000 for the years ended December 31, 2021 and 2020, respectively.
Vehicle leases
In April 2018, the Company entered into a lease arrangement through its wholly owned subsidiary, Conveyance, with a lessor to lease multiple vehicles. The Company accounted for these as operating leases. Each of the vehicles leased pursuant to the lease agreement had a scheduled term of 12 months from the date of delivery to the Company; however, it can be extended for up to 96 months based on the type of vehicle. Vehicles can be returned at any point between the scheduled term and the maximum intended term. Upon return of the vehicle to the lessor, the lessor shall sell each vehicle in the wholesale market within 60 days after surrender. If the net proceeds are less than the Residual Floor, defined as 17% of the capitalized cost of the vehicle if returned at 12 months or 13% of the remaining depreciated value at the time of surrender if returned after
12
 months, the Company shall bear the loss equal to the difference between the Residual Floor and the net proceeds.

The vehicles were made available on the Company’s platform in connection with its dual-use
program.
Dual-use
cars (DUC) were used by both traditional users who rent for personal use and rented to use for commercial purposes, e.g., Uber drivers. The Company began receiving vehicles in May 2018 and received vehicles on a rolling basis.
In April 2020, the Company returned all leased vehicles to the lessor. The Company incurred $26,631,000 in lease payments during 2020 and as of December 31, 2020, accrued an additional liability of $2,933,000 to satisfy and terminate the existing vehicle master lease agreement. During the year ended December 31, 2021, the Company settled a portion of the liability with the issuance of 327,991 shares of common stock with a fair value of $1,099,000. As of December 31, 2021, the Company had a remaining liability of $275,000 related to the termination of the vehicle master lease agreement in 2020. The additional payment is intended to compensate the Lessor for the difference between the Residual Floor and the net proceeds, as previously defined. Rental expense related to these vehicles was $22,627,000 for the year ended December 31, 2020.
Future minimum lease payments
The future minimum lease payments under operating leases as of December 31, 2021 are as follows (in thousands):

Year ending December 31,
2022	$3,990
2023	4,100
2024	4,198
2025	4,295
Thereafter	15,997

Total	$32,580

Legal Proceedings
From time to time, the Company is subject to potential liability under laws and government regulations and various claims and legal actions that may be asserted against it that could have a material adverse effect on its business, reputation, results of operations or financial condition. Such litigation may include, but is not limited to, actions or claims relating to sensitive data, including its proprietary business information and intellectual property and that of its clients and personally identifiable information of its employees and contractors, cyber-attacks, data breaches and non-compliance
with its contractual or other legal obligations.
A liability and related charge are recorded to earnings in the Company’s consolidated financial statements for legal contingencies when the loss is considered probable, and the amount can be reasonably estimated. The assessment is re-evaluated
each accounting period and is based on all available information, including discussion with outside legal counsel. If a reasonable estimate of a known or probable loss cannot be made, but a range of probable losses can be estimated, the low-end of the range of losses is recognized if no amount within the range is a better estimate than any other. If a material loss is reasonably possible, but not probable and can be reasonably estimated, the estimated loss or range of loss is disclosed in the notes to the consolidated financial statements. The Company expenses legal fees as they are incurred.
In 2020 the Company became involved in certain litigation filed by a former contractor of the Company alleging various Labor Code violations by the Company. The former contractor has asserted claims on a class wide basis and seeks to represent all California contractors and California non-exempt
employees from July 2016 to the
present. Based upon the Company’s investigation, the Company does not believe the plaintiff’s claims against the Company are valid. However, litigation is unpredictable and there can be no assurances the Company will obtain a favorable final outcome or be able to avoid unfavorable preliminary or interim ruling. As of December 31, 2020, no accrual was recoded as the amount of loss, or range of any losses, that could result from this matter was not reasonably estimable, and the likelihood of this matter resulting in material loss contingencies was reasonably possible. As of December 31, 2021, the Company was able to reasonably estimate the amount of loss, or range of losses, that could result from this matter and recorded an accrual for $200,000.
As of December 31, 2021 and 2020, the Company had accrued $1,332,000 and $777,000, respectively, related to various pending claims and legal actions. The Company does not believe that a material loss in excess of accrued amounts is reasonably possible.

Interprivate II Acquisition Crop [Member]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Representative Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) have registration rights requiring the Company to register a sale of any of the securities held by them prior to the consummation of a Business Combination. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Business Combination Marketing Agreement
In conjunction with the Initial Public Offering, the Company entered into a Business Combination Marketing Agreement (the “BCMA”) under which the Company engaged Morgan Stanley and EarlyBirdCapital as advisors in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to
potential investors that are interested in purchasing the Company’s securities in connection with the Business Combination, assist the Company in obtaining stockholder approval for the Business Combination, and assist the Company with its press releases and public filings in connection with the Business Combination. Under the BCMA, the Company agreed to pay Morgan Stanley and EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $9,056,250 (exclusive of any applicable finders’ fees which might become payable).
On July 5, 2022, Morgan Stanley entered into a letter agreement with the Company and EarlyBirdCapital that amended the BCMA by (i) removing Morgan Stanley as a party to the BCMA and releasing it from its obligations thereunder; (ii) stating that Morgan Stanley would no longer have any rights, benefits, liabilities or obligations thereunder; (iii) reducing the fee payable thereunder from 3.5% to 1.75% of the gross proceeds of the Initial Public Offering (such reduced amount totaling $4,528,125), which becomes payable solely to EarlyBirdCapital on the condition that the Company successfully completes a business combination transaction; and (iv) obligating the Company to indemnify Morgan Stanley for any claims arising out of the letter agreement and to continue to indemnify Morgan Stanley as provided under the BCMA. As a result of such letter agreement, Morgan Stanley is no longer required to perform any services under the BCMA and is not entitled to receive any compensation thereunder. The letter agreement did not amend the provision of the BCMA which provides that the full amount of the original BCMA Fee (totaling $9,056,250) will be returned to the Public Stockholders upon the Company’s liquidation if the Company does not consummate a Business Combination within 24 months of the Initial Public Offering (or any extension thereof).

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on March 4, 2021, the holders of the Founder Shares, Representative Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) have registration rights requiring the Company to register a sale of any of the securities held by them prior to the consummation of a Business Combination. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement
The Company has engaged Morgan Stanley and EarlyBirdCapital as advisors in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay Morgan Stanley and EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $9,056,250 (exclusive of any applicable finders’ fees which might become payable).